Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2014
Property Plant And Equipment [Abstract]
Components of Property, Plant and Equipment

Property, plant and equipment consist of the following components:

(Millions of US dollars)	Land	Buildings	Machinery and Equipment	Construction in Progress1,[2]	Total

Cost or valuation:
At 31 March 2012	$18.3	$210.5	$984.9	$50.9	$1,264.6
Additions	0.2	3.0	47.7	10.2	61.1
Disposals	-	-	(7.3)	-	(7.3)
Impairment	-	(3.5)	(33.6)	-	(37.1)
Exchange differences	-	0.2	3.0	-	3.2

At 31 March 2013	$18.5	$210.2	$994.7	$61.1	$1,284.5
Additions	11.7	18.9	39.8	54.8	125.2
Disposals	-	-	(2.2)	-	(2.2)
Exchange differences	-	(1.0)	(27.5)	-	(28.5)

At 31 March 2014	$30.2	$228.1	$1,004.8	$115.9	$1,379.0

Accumulated depreciation:
At 31 March 2012	$-	$(76.2)	$(513.7)	$-	$(589.9)
Charge for the year	-	(8.8)	(51.2)	-	(60.0)
Disposals	-	-	6.5	-	6.5
Impairment	-	-	20.2	-	20.2
Exchange differences	-	(0.2)	(1.6)	-	(1.8)
Other	-	-	(0.6)	-	(0.6)

At 31 March 2013	$-	$(85.2)	$(540.4)	$-	$(625.6)
Charge for the year	-	(9.1)	(52.2)	-	(61.3)
Disposals	-	-	1.5	-	1.5
Exchange differences	-	1.0	17.1	-	18.1
Other	-	-	(0.5)	-	(0.5)

At 31 March 2014	$-	$(93.3)	$(574.5)	$-	$(667.8)

Net book amount:
At 31 March 2013	$18.5	$125.0	$454.3	$61.1	$658.9
At 31 March 2014	$30.2	$134.8	$430.3	$115.9	$711.2